STOCKHOLDER'S EQUITY	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 7 – STOCKHOLDER'S EQUITY

Predecessor

Common stock

Taylor Brothers Holdings (Predecessor) is authorized to issue 12,000 shares of common stock, par value of $1.00. There are 1,200 issued.

Successor

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value of $0.001. There are none issued.

Common Stock

The Company is authorized to issue 80,000,000 shares of common stock, $0.001 par value. During the eight months ended October 31, 2017, the Company (Successor) sold, for cash, 60,000 of its common shares, at a cost of $0.50 per share for total proceeds of $30,000, and issued 70,000 common shares for services with a value $35,000 and accounted for as stock based compensation.

NOTE 7 – STOCKHOLDER'S EQUITY

Successor

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value of $0.001. There are none issued.

Common Stock

The Company is authorized to issue 80,000,000 shares of common stock, $0.001 par value. During the eight months ended October 31, 2017, the Company (successor) sold, for cash, 60,000 of its common shares, at a cost of $0.50 per share for total proceeds of $30,000, and issued 70,000 common shares for services with a value $35,000 and accounted for as stock based compensation.

On July 13, 2018, the Company issued 200,000 common share units, which included warrants, as collateral, to be exercised upon default.

NOTE 6 - STOCKHOLDERS' EQUITY

As of October 31, 2016, there were 80,000,000 shares of common stock authorized having a par value of $0.001 and there were 31,475,000 issued and outstanding and an accumulated deficit of $197,311.

Preferred Stock

As of October 31, 2016, there were 20,000,000 preferred shares authorized having a par value of $0.001, and none issued.

Common Stock

On January 21, 2016, the Company issued 30,000,000 common shares, at a cost of $0.001 per share, to its three officers and directors and 1,000,000 common shares to a consultant to reimburse them for expenses incurred and for services provided.

Between February 8, 2016 and October 31, 2016, the Company sold 475,000 common shares units to third party investors at a cost of $0.50 per unit for total proceeds of $237,500. Each unit consists of one share of our common stock, and one warrant to purchase one share of common stock within 24 months of issuance, for $2.00

Common Stock Warrants

Between February 8, 2016 and October 31, 2016 the Company sold 475,000 common share units for $0.50 per unit, for a total of $237,500.  Each unit consists of one share of our common stock, and one warrant to purchase one share of common stock within 24 months of issuance, for $2.00.  The warrants vest upon grant date and expire between February 8, 2018 and October 31, 2018.

A summary of our stock warrant activity for the period from November 12, 2015 through October 31, 2016   is as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding at November 12, 2015 (Inception)	-	-	-
Granted during the period	475,000	$2.00	1.70
Outstanding at October 31, 2016	475,000	$2.00	1.70

Exercisable at October 31, 2016	475,000	$2.00	1.70

The intrinsic value of “in the money” exercisable warrants at October 31, 2016 was $Nil.